UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2004
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Annie Kim
Title:	Portfolio Associate
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Annie Kim		Beverly Hills, CA	February 7, 2005

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	85
Form 13F Information Table Value Total:	140,267

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                    1   129032 SH       SOLE                   129032
AON Corporation                COM              037389103      421    17658 SH       SOLE                     9408     8250
Advanced Micro Devices, Inc. U COM              007903107      374    17000 SH       SOLE                    17000
Alleghany Corp                 COM              017175100      472     1653 SH       SOLE                      262     1391
Altria Group Inc               COM              718154107     6120   100166 SH       SOLE                    91580     8586
American Intl Group            COM              026874107     2840    43247 SH       SOLE                    33665     9582
Apple Computers Inc            COM              037833100      322     5000 SH       SOLE                     5000
Archer-Daniels -Midland Corp   COM              039483102      227    10172 SH       SOLE                    10172
BP PLC Spons ADR               COM              055622104     1301    22276 SH       SOLE                    21742      534
Bank of America (New)          COM              06605F102     3418    72746 SH       SOLE                    70056     2690
Barnes & Noble Inc             COM              067774109     1033    32000 SH       SOLE                    28000     4000
BellSouth Corp                 COM              079860102      676    24328 SH       SOLE                    24328
Berkshire Hathaway Cl B        COM              084670207      781      266 SH       SOLE                      266
Boeing Co                      COM              097023105      373     7200 SH       SOLE                     7200
Boston Properties Inc.         COM              101121101      388     6000 SH       SOLE                              6000
Bristol Myers                  COM              110122108     2356    91978 SH       SOLE                    91360      618
Burlington Northern Santa Fe C COM              12189T104      263     5550 SH       SOLE                     5379      171
Cendant Corp.                  COM              151313103     1010    43200 SH       SOLE                    43200
Cheung Kong Holding            COM              166744201      303    30000 SH       SOLE                    29322      678
ChevronTexaco                  COM                            5645   107494 SH       SOLE                   106050     1444
CitiGroup Inc.                 COM              13218P105     4602    95515 SH       SOLE                    71649    23866
Citizens Communications        COM                             565    41000 SH       SOLE                    41000
City National Corp             COM              178566105      299     4231 SH       SOLE                     4231
Coca Cola Enterprises          COM              191219104     1876    90000 SH       SOLE                             90000
Coca-Cola Co                   COM              191216100     3155    75760 SH       SOLE                    54776    20984
Corporate Office Property Trus COM                             267     9100 SH       SOLE                     9100
Exxon Mobil Corporation        COM              302290101     6592   128598 SH       SOLE                   119268     9330
Fannie Mae                     COM              313586109     2326    32670 SH       SOLE                    22300    10370
Federated Department Stores In COM              31410H101     1282    22182 SH       SOLE                    22182
Fidelity National Financial, I COM              316326107      456     9982 SH       SOLE                              9982
Ford Motor Cp DE NEW           COM              345370100     1028    70190 SH       SOLE                    69990      200
Freddie Mac - Voting Common    COM              313400301    13024   176720 SH       SOLE                   152738    23982
Freeport McMoran Copper & Gold COM              35671D857      701    18340 SH       SOLE                    18340
GameStop Corp CL B             COM                             305    13593 SH       SOLE                    11894     1699
Genentech, Inc.                COM                             544    10000 SH       SOLE                    10000
General Electric               COM              369604103     7696   210850 SH       SOLE                   208258     2592
General Motors Corporation     COM              370442105      558    13940 SH       SOLE                    13654      286
Gillette Company               COM              375766102     1173    26200 SH       SOLE                    26200
HRPT Properties Trust REIT     COM                             552    43000 SH       SOLE                    43000
HSBC Holdings Plc Ltd ADR      COM              404280406      468     5500 SH       SOLE                      150     5350
Hugoton Royalty Trust Texas    COM              444717102      341    13000 SH       SOLE                     8000     5000
IAC/InterActiveCorp            COM              902984103     1110    40200 SH       SOLE                    40200
International Business Machine COM              459200101     7733    78442 SH       SOLE                    60704    17738
J.P. Morgan Chase & Co.        COM                            2813    72104 SH       SOLE                    44866    27238
Johnson & Johnson              COM              478160104     1356    21374 SH       SOLE                    19984     1390
KeyCorp (New)                  COM              493267108      678    20000 SH       SOLE                    20000
Kimberly-Clark                 COM              494368103     2728    41460 SH       SOLE                    41260      200
Kinder Morgan Energy Partners  COM                            3305    74550 SH       SOLE                    64900     9650
Liberty Media Group            COM                             960    87443 SH       SOLE                    87443
Loews Corp                     COM              540424108     7417   105500 SH       SOLE                    70784    34716
Maguire Properties Inc REIT    COM                             870    31700 SH       SOLE                    31700
May Department Stores Comp     COM              577778103     4500   153076 SH       SOLE                   135803    17273
Meadowbrook Golf Inc           COM              583195102       29   587050 SH       SOLE                   562050    25000
Medco Health Solutions Inc     COM              58405U102      637    15306 SH       SOLE                    15306
Merck & Co.                    COM              589331107     5574   173436 SH       SOLE                   157170    16266
Microsoft Corp                 COM              594918104      781    29240 SH       SOLE                    28860      380
New York Community Bancorp, In COM                             658    32000 SH       SOLE                    27000     5000
News Corp Inc CL A             COM              652487802     2053   110022 SH       SOLE                   108564     1458
Oceanic Exploration            COM                              12    65000 SH       SOLE                             65000
Pall Corp                      COM              696429307      314    10851 SH       SOLE                     9182     1669
PepsiCo                        COM              713448108     1569    30066 SH       SOLE                    28500     1566
Pfizer, Inc.                   COM              717081103     2560    95208 SH       SOLE                    72328    22880
Public Storage                 COM              74460D109      779    13971 SH       SOLE                     1488    12483
Rayonier Inc                   COM                             245     5000 SH       SOLE                     5000
Real Estate Income Fund Inc    COM                             369    20000 SH       SOLE                    20000
Royal Dutch Petro-NY Shares    COM              780257804     2987    52050 SH       SOLE                    32822    19228
SBC Communications Inc         COM              78387G103      733    28445 SH       SOLE                    28345      100
SLM Corp (formerly USA Educati COM              78442A109      320     6000 SH       SOLE                              6000
Singapore Airlines             COM              870794302      698   101200 SH       SOLE                   101200
Sovereign Bancorp Inc          COM              845905108      338    15000 SH       SOLE                     5000    10000
Swire Pacific Ltd Spons ADR Rp COM              870794302      332    40000 SH       SOLE                    40000
Tanger Factory Outlet REIT     COM                             339    12800 SH       SOLE                    12800
Tenet Healthcare Corp          COM              88033G100      113    10300 SH       SOLE                    10300
The Directv Group Inc(Prev Hug COM              444418107      424    25305 SH       SOLE                    25264       41
U.S. Bancorp (Formerly First B COM              902973106      582    18583 SH       SOLE                    18204      379
Verizon                        COM              92343V104      573    14152 SH       SOLE                    14152
Viacom Inc Cl B                COM              925524308     1707    46900 SH       SOLE                    31900    15000
WalMart Stores                 COM              931142103      396     7505 SH       SOLE                     6775      730
Washington Mutual              COM              939322103      409     9675 SH       SOLE                     9650       25
Zimmer Holdings Inc            COM                             621     7752 SH       SOLE                     7704       48
Corts Tr for Ford Mtr 8% Call                                  268    10000 SH       SOLE                             10000
GE Cap 6.625% Pref. Callable 0                                 535    20000 SH       SOLE                    20000
Maguire Prop Inc 7.625% Call 1                  559775200      271    10600 SH       SOLE                    10600
Alltel Corp 7.75% Convert unti                  020039822     2272    42950 SH       SOLE                    36850     6100
Ford Motor Tr II 6.5% Call 01/                  345395206     1161    22000 SH       SOLE                    19800     2200